Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Stock-Based Compensation

Non Vested Share Awards

On May 22, 2012 share awards totaling 5,625 shares were made to two executive officers of the Company in accordance with the Plan at a grant date price of $7.20. The shares vest based on continued employment of the executives, and the restrictions lapse in 50% increments on each of the first and second anniversary of issuance.

Investment Committee Share Compensation

In March 2012 the Board of Directors approved the recommendation by the Compensation Committee that the independent directors serving as members of the Investment Committee receive their monthly Investment committee fees in the form of shares of the Company's Common Stock issued under the 2006 Stock Plan, priced as the average of the closing price of the stock for the first 20 trading days for the calendar year. The shares issued to the independent directors of the Investment Committee for the three months ended March 31, 2013 and 2012 were 0 and 546, respectively.

Share-Based Compensation Expense

The expense recognized in the condensed consolidated financial statements for the three months ended March 31, 2013 and 2012 for share-based compensation related to employees and directors was approximately $12,500 and $3,400, respectively.

Note 14.	Stock-Based Compensation

Upon initial issuance of stock options on May 25, 2006, the Company adopted the provisions of FASB ASC 718-10-30 Compensation – Stock Compensation – Overall – Initial Measurement, which requires the measurement and recognition of compensation expense for all share-based payment awards to employees and directors based on estimated fair values.

The Company has a 2006 Stock Plan (the "Plan") which has been approved by the Company's shareholders. The Plan authorizes the grant of stock options, stock appreciation rights, restricted stock and stock bonuses for up to 62,500 shares of common stock. At the annual shareholders meeting on May 22, 2012, the shareholders of the Company approved an amendment which (a) removed the restrictions in the Plan that prohibit more than 20% of the awards being given to any one participant or to the independent directors as a group, or prohibiting more than 20% of the awards being made in restricted stock or bonus shares, and (b) increased the number of shares available under the Plan from 37,500 shares to 62,500 shares.

Options

As of December 31, 2012, 27,875 stock options have been awarded under the Plan. The exercise price is equal to the average of the high and low sales price of the stock as reported on the National Association of Securities Dealers Automated Quotation system (NASDAQ) on the grant date. A total of 27,875 shares of common stock have been reserved for issuance pursuant to the Plan with respect to the granted options. As of December 31, 2012, the total unrecognized compensation cost related to non-vested stock options awards was $15, which is expected to be recognized over the next six months. During 2012 and 2010 the Company's options granted were 5,625 and 11,875, respectively, with a weighted average grant date fair value per option of $3.12 and $2.80, respectively. The total intrinsic value of options exercised was $0 for all three fiscal years 2012, 2011 and 2010. The closing market price of our common stock on the last day of 2012 was $8.16 per share. There is no intrinsic value for the vested options as of December 31, 2012 and 2011. The following table summarizes the options awarded:

	Options Grant Date
	12/04/12	12/05/10
Awarded Options	5,625	11,875
Exercise Price	$7.84	$11.36
Date Vested	06/04/13	06/30/11
Expiration Date	12/4/2016	12/2/2014

The Company records compensation expense for stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes option-pricing model. The Company uses historical data among other factors to estimate the expected price volatility, the expected option life, the dividend rate and expected forfeiture rate. The risk-free rate is based on the U.S. Treasury yield in effect at the time of grant for the estimated life of the option. The following table summarizes the estimates used in the Black-Scholes option-pricing model related to the 2012 and 2010 grants:

	Grant Date
	12/04/12	12/02/10
Volatility	54.00%	50.00%
Expected dividend yield	0.80%	6.33%
Expected term (in years)	4.00	3.79
Risk free interest rate	0.49%	1.27%

The following table summarizes the Company's activities with respect to its stock options for the year ended December 31, 2012 as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Fair Value	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at December 31, 2011	26,938	$16.06	$76
Granted	5,625	7.84	17
Exercised	—	—	—
Forfeited or expired	4,688	36.13	15

Outstanding at December 31, 2012	27,875	$11.03	$78	$1.92	$—

Exercisable at December 31, 2012	22,250	$11.83	$61	$1.41	$—

Non Vested Share Awards

On May 22, 2012 share awards totaling 5,625 shares were made to two executive officers of the Company in accordance with the Plan at a grant date price of $7.84. The shares vest based on continued employment of the executive, and the restrictions lapse in 50% increments on each of the first and second anniversary of issuance. The Company recognized $12 of non-cash compensation for the year ended December 31, 2012, related to this non-vested stock.

As of December 31, 2012 the total unrecognized compensation cost related to non-vested stock awards was $29 and is expected to be recognized over the next seventeen months.

Investment Committee Share Compensation

In March 2012 the Board of Directors approved the recommendation by the Compensation Committee that the independent directors serving as members of the Investment Committee receive their monthly Investment Committee fees in the form of shares of the Company's Common Stock issued under the 2006 Stock Plan, priced as the average of the closing price of the stock for the first 20 trading days for the calendar year. The shares issued to the independent directors of the Investment Committee for the twelve months ended December 31, 2012 was 3,819.

Share-Based Compensation Expense

The expense recognized in the consolidated financial statements for the share-based compensation related to employees and directors for the years ended December 31, 2012, 2011 and 2010 was $44, $29 and $30, respectively. At December 31, 2012, we had unrecognized compensation expense, net of estimated forfeitures, related to non-vested stock awards in the amount of $44. This expense is expected to be recognized over the first 5.5 months of 2013. The amount related to non-vested stock options awards was $15, which is expected to be recognized over the first six months of 2013. We recognize compensation expense using the straight-line method over the vesting period.